Share based compensation - Activities of Company's RSUs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Number of RSUs
Outstanding at the beginning	18,995,595	16,224,217
Granted (new RSUs)	6,680,560	2,890,674
Granted (replacement RSUs)	3,419,811	7,708,362
Forfeited	(1,244,394)	(119,296)
Replaced	(3,419,811)	(7,708,362)
Outstanding at the end	24,431,761	18,995,595
Vested and expected to vest as of December 31, 2021	24,431,761
Exercisable as of December 31, 2021	21,191,690
Weighted Average Exercise Price
Outstanding at the beginning	$ 0.23	$ 0.05
Granted (new RSUs)	0.56	1.23
Granted (replacement RSUs)	0.13	0.28
Forfeited	0.54	0.01
Replaced	1.24	0.28
Outstanding at the end	0.15	0.23
Vested and expected to vest as of December 31, 2021	0.15
Exercisable as of December 31, 2021	0.06
Weighted Average Fair value at grant date
Outstanding at the beginning	5.10	3.66
Granted (new RSUs)	6.92	5.15
Granted (replacement RSUs)	1.47	6.88
Forfeited	4.97	3.71
Replaced	1.47	3.89
Outstanding at the end	5.60	$ 5.10
Vested and expected to vest as of December 31, 2021	5.60
Exercisable as of December 31, 2021	$ 5.79
Weighted remaining contractual years
Vested and expected to vest as of December 31, 2021	7 years 9 months 18 days
Exercisable as of December 31, 2021	7 years 10 months 28 days
Aggregate intrinsic value
Vested and expected to vest as of December 31, 2021	$ 5.76
Exercisable as of December 31, 2021	$ 5.83